LVIP Macquarie U.S. Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.24%
Aerospace & Defense–0.61%
General Electric Co.	10,351	$3,113,788
		3,113,788
Automobiles–3.59%
†Tesla, Inc.	40,881	18,180,598
		18,180,598
Banks–2.68%
Citigroup, Inc.	35,441	3,597,261
Popular, Inc.	78,464	9,965,713
		13,562,974
Biotechnology–1.90%
AbbVie, Inc.	9,017	2,087,796
†Exelixis, Inc.	113,230	4,676,399
Gilead Sciences, Inc.	5,764	639,804
†Incyte Corp.	26,073	2,211,251
		9,615,250
Broadline Retail–4.12%
†Amazon.com, Inc.	95,107	20,882,644
		20,882,644
Communications Equipment–1.46%
†Arista Networks, Inc.	50,742	7,393,617
		7,393,617
Construction & Engineering–1.97%
Comfort Systems USA, Inc.	5,751	4,745,610
EMCOR Group, Inc.	8,025	5,212,559
		9,958,169
Consumer Staples Distribution & Retail–2.74%
Costco Wholesale Corp.	14,985	13,870,566
		13,870,566
Diversified Consumer Services–1.00%
†Grand Canyon Education, Inc.	23,085	5,067,619
		5,067,619
Electrical Equipment–0.65%
GE Vernova, Inc.	2,789	1,714,956
Vertiv Holdings Co. Class A	10,332	1,558,686
		3,273,642
Electronic Equipment, Instruments & Components–2.10%
Amphenol Corp. Class A	85,929	10,633,714
		10,633,714
Entertainment–1.80%
†Netflix, Inc.	6,676	8,003,990
†Roku, Inc.	11,178	1,119,253
		9,123,243
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–2.04%
Mastercard, Inc. Class A	6,041	$3,436,181
†Toast, Inc. Class A	108,762	3,970,900
Visa, Inc. Class A	8,628	2,945,427
		10,352,508
Ground Transportation–1.03%
†Uber Technologies, Inc.	53,257	5,217,588
		5,217,588
Health Care Providers & Services–2.31%
Cardinal Health, Inc.	24,085	3,780,381
McKesson Corp.	10,281	7,942,484
		11,722,865
Health Care Technology–0.65%
†Doximity, Inc. Class A	18,638	1,363,370
†Veeva Systems, Inc. Class A	6,401	1,906,922
		3,270,292
Hotels, Restaurants & Leisure–4.35%
Booking Holdings, Inc.	2,499	13,492,776
†DoorDash, Inc. Class A	31,357	8,528,790
		22,021,566
Interactive Media & Services–12.23%
Alphabet, Inc. Class A	160,773	39,114,232
Meta Platforms, Inc. Class A	29,883	21,945,478
†Reddit, Inc. Class A	3,926	902,941
		61,962,651
Oil, Gas & Consumable Fuels–0.29%
HF Sinclair Corp.	28,420	1,487,503
		1,487,503
Pharmaceuticals–2.24%
Eli Lilly & Co.	14,857	11,335,891
		11,335,891
Semiconductors & Semiconductor Equipment–20.33%
Applied Materials, Inc.	11,764	2,408,561
†Astera Labs, Inc.	6,292	1,231,974
Broadcom, Inc.	75,868	25,029,612
KLA Corp.	3,159	3,407,297
Lam Research Corp.	84,969	11,377,349
Monolithic Power Systems, Inc.	4,396	4,047,134
NVIDIA Corp.	266,855	49,789,806
QUALCOMM, Inc.	33,951	5,648,088
		102,939,821
Software–19.29%
†Adobe, Inc.	8,099	2,856,922
†AppLovin Corp. Class A	11,231	8,069,923
†HubSpot, Inc.	1,034	483,705
Intuit, Inc.	12,253	8,367,696
LVIP Macquarie U.S. Growth Fund–1

LVIP Macquarie U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Manhattan Associates, Inc.	19,161	$3,927,622
Microsoft Corp.	86,460	44,781,957
Oracle Corp.	11,959	3,363,349
†Palantir Technologies, Inc. Class A	64,116	11,696,041
Salesforce, Inc.	25,869	6,130,953
†ServiceNow, Inc.	7,555	6,952,715
†Workday, Inc. Class A	4,305	1,036,343
		97,667,226
Specialty Retail–0.28%
†Carvana Co.	3,821	1,441,434
		1,441,434
Technology Hardware, Storage & Peripherals–8.59%
Apple, Inc.	170,753	43,478,836
		43,478,836
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.99%
†Deckers Outdoor Corp.	16,172	$1,639,356
Ralph Lauren Corp.	6,517	2,043,470
Tapestry, Inc.	11,863	1,343,129
		5,025,955
Total Common Stock (Cost $235,005,568)		502,599,960

MONEY MARKET FUND–0.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	4,225,700	4,225,700
Total Money Market Fund (Cost $4,225,700)		4,225,700

TOTAL INVESTMENTS–100.08% (Cost $239,231,268)	506,825,660
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(393,199)
NET ASSETS APPLICABLE TO 39,940,706 SHARES OUTSTANDING–100.00%	$506,432,461

†Non-income producing.
LVIP Macquarie U.S. Growth Fund–2